Document And Entity Information	Sep. 28, 2026
Document Information Line Items
Entity Central Index Key	0002116517
Document Type	S-1
Entity Registrant Name	MNBS Acquisition Corp.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false